Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	166,632	169,339	163,695
Parent [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	241	214	204
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	166,391	169,125	163,491